Subsidiary Preferred Shares - Additional Information (Detail) (Preferred Class A, USD $)	7 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2012
Preferred Class A
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares value				$ 1,300,000
Preferred stock shares, accumulated voting interest				8.90%
Class A preferred shares, entitled to cumulative dividends percentage		10.00%	10.00%
Class A preferred shares, cumulative dividends	$ (469,000)		$ 321,000